Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 3,408
2015	3,027
2016	2,867
2017	2,636
2018	1,796
Thereafter	5,964
Total minimum lease payments	$ 19,698